PROPERTY, PLANT AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2022
PROPERTY, PLANT AND EQUIPMENT, NET.
Schedule of property, plant and equipment

Property, plant and equipment used in continuing operation and related accumulated depreciation are as follows (RMB in thousands):

	As of December 31,
	2021	2022
	RMB	RMB
Buildings	6,875,072	12,655,905
Machinery and equipment	14,199,961	22,435,247
Motor vehicles	71,837	114,936
Furniture, fixture and office equipment	1,408,296	1,995,407
	22,555,166	37,201,495
Less: Accumulated depreciation	(5,232,342)	(6,462,379)
Subtotal	17,322,824	30,739,116
Construction in progress	2,647,070	1,550,972
Property, plant and equipment, net	19,969,894	32,290,088